Time Deposits	12 Months Ended
Dec. 31, 2011
Time Deposits Disclosure [Abstract]
Time Deposits
Note 8.  Time Deposits

The following is a maturity distribution of time deposits at December 31, 2011:

2012	$87,473,455
2013	13,206,593
2014	10,702,203
2015	16,715,740
Thereafter	9,363,361
Total time certificates of deposit	$137,461,352